Segmented Information	6 Months Ended
Apr. 30, 2026
Segmented Information [Abstract]
Segmented Information
13.	Segmented Information
As of April 30, 2026, the Company has one operating segment, being the research and development of novel psychedelic medicine, which takes place primarily in Israel.